Share-Based Payment Transactions - Summary of Company's Share Options (Detail) - Two Thousand Sixteen and Two Thousand Twenty Three Plan [Member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning	186,367	119,072	97,296
Number of Options, Granted	64,768	133,999	30,483
Number of Options, Exercised	(954)		(624)
Number of Options, Forfeited	(80,819)	(55,544)	(8,083)
Number of Options, Expired	(77,289)	(11,160)
Number of Options, Ending	92,073	186,367	119,072
Number of Options, Excercisable	80,511	117,755	78,595
Weighted average exercise price, Beginning | $ / shares	$ 289.206	$ 462.205	$ 302.739
Weighted average exercise price, Granted | $ / shares	6.114	77.059	963.81
Weighted average exercise price, Exercised | $ / shares	6.985		139.682
Weighted average exercise price, Forfeited | $ / shares	76.887	151.835	57.005
Weighted average exercise price, Expired | $ / shares	272.308	3.235
Weighted average exercise price, Ending | $ / shares	$ 293.544	$ 289.206	$ 462.205